S000089217 [Member] Annual Fund Operating Expenses - Parnassus Value Select ETF - Parnassus Value Select ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%

[1]	The Fund’s investment adviser is paid an annual unitary management fee by the Fund equal to 0.59% of the Fund’s average daily net assets and is responsible for paying all of the Fund’s expenses except for the following: advisory and sub‑advisory fees, costs of holding shareholder meetings, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) legal fees and expenses relating to arbitration or litigation, and other non‑routine or extraordinary expenses.